Other non-current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Other Noncurrent Assets [Abstract]
Other non-current assets
13.	Other non-current assets

(Euro thousands)	At June 30, 2023	At December 31, 2022

Deposits of rental, utility and other	11,630	11,217
Equity investments designated at fair value through profit or loss	2,645	2,375
Other	1,568	1,673

Total other non-current assets	15,843	15,265

Other
non-current
assets include equity investments recognized at fair value through profit or loss in accordance with IFRS 9, with changes in value recognized in profit or loss.
The change in fair value recognized through profit or loss amounted to
Euro59
thousand and Euro24 thousand for the six months ended June 30, 2023 and 2022 repectively
.

20. Other
non-current
assets

	At December 31,

(Euro thousands)	2022	2021

Deposits of rental, utility and other	11,217	11,167
Equity investments designated at fair value through p ro fit or loss	2,375	1,952
Other	1,673	2,623

Total other non-current assets	15,265	15,742

Other
non-current
assets include equity investments recognized at fair value through profit or loss in accordance with IFRS 9
.

The change in fair value recognized through profit or loss in the 2022 amounted to Euro250 thousand (2021: Euro64 thousand).